Commitment and Contingencies - Summary of Future Minimum Payments of Capital Commitments under Office Building Purchase Agreement (Detail) - Office Building [Member] ¥ in Thousands	Mar. 31, 2021 CNY (¥)
Other Commitments [Line Items]
2022	¥ 52,250
2024	10,450
Total	¥ 62,700